INVENTORIES, NET - Write downs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES, NET
Provision for excess and obsolete inventories	¥ 39,551	¥ 51,336	¥ 64,223